Note 9 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Defined Contribution Plan, Cost	$ 20	$ 12	$ 59	$ 38